SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS

10 — SUBSEQUENT EVENTS

As described in note 9, the Group Management’s application for amnesty for the additional import tax charges and fine related e-bikes was approved by the Customs Authority on August 4, 2023. According to the decision of Customs Authority, a fine amounting to US$ 78,991 was included in the scope of amnesty. US$ 173,812 additional import tax charge have been paid to Customs Authority on August 29, 2023.

On July 10, 2023, Galata Acquisition Corp, an exempted company incorporated with limited liability under the laws of the Cayman Islands (“New Marti”), consummated the previously announced business combination pursuant to the business combination agreement, dated as of July 29, 2022, by and among New Marti, Galata Merger Sub Inc., a Delaware corporation and direct, wholly owned subsidiary of Merger Sub and the Company.

The business combination agreement provided that the parties thereto would enter into a business combination transaction pursuant to which, among other things, Merger Sub merged with and into The Company with The Company surviving the Merger as a wholly owned subsidiary of New Marti, and as a result of the merger, as of the end of the day immediately preceding the Closing date of July 10, 2023, New Marti became a U.S. corporation for U.S. federal income tax purposes in a transaction that qualifies as a “reorganization”.

The business combination was consummated on July 10, 2023. The transaction was unanimously approved by the Company’s board of directors and was approved at the special meeting of New Marti’s shareholders held on July 6, 2023. As a result of the Business Combination, The Company became a wholly owned subsidiary of New Marti. The Company was subsequently renamed Marti Technologies I Inc. and New Marti was subsequently named Martı Technologies, Inc. On July 11, 2023, the Class A Ordinary Shares and Warrants commenced trading on the NYSE American Stock Exchange, or “NYSE American”, under the symbols “MRT” and “MRTW,” respectively.

Pre-funded notes which were classified under long-term financial liabilities account as of June 30, 2023 amounting to US$ 17,000,000 became convertible notes as of the closing date. In addition to that, the Group had net proceeds of US$ 35,500,000 from private investment in public equity (“PIPE”) financing as convertible notes at the closing date.

According to “A Law on the Establishment of an Additional Motor Vehicle Tax to Compensate for the Economic Losses Caused by the Earthquakes Occurred” published in the Official Gazette on July 15, 2023, increased the corporate tax from 20% to 25%. The new rate is effective as of July 2023 payment period. The Group continues to assess the potential impact of the law on its consolidated financial statements as of the date of publication of these interim condensed consolidated financial statements.

23 — SUBSEQUENT EVENTS

As explained under Note 21 commitments and contingencies, the Group management has amended its import tax filing for the years 2021 and 2022. The Customs Authority issued a decision as of January 5, 2023 charging a penalty of US$ 3,342,549 upon voluntary disclosure, however the Tax amnesty law no 7440 has been published on March 12, 2023 in Turkey which gives taxpayers the opportunity to settle their tax disputes pending before the courts at any stage of proceedings. The Group applied to the customs office for the tax amnesty for the aforementioned penalty decisions on March 28, 2023. Pursuant to the Law numbered 7440 and Group’s application dated March 28, 2023, the additional fine of US$ 3,342,549 was included in the scope of amnesty by the customs authority therefore it will not be subject to any payment.

Galata Acquisition Corp.
SUBSEQUENT EVENTS

NOTE 9.    SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, except as noted below, that would have required adjustment or disclosure in the financial statements.

On January 26, 2023, the Company received a demand letter by a purported stockholder of the Company. The demand letter alleges, among other things, that the Company failed to disclose material information regarding the Business Combination Agreement and the Transactions. The demand letter provides that the stockholder reserves all rights, including the right to file a complaint for breach of fiduciary duties and/or violations of federal securities laws. On January 26, 2023, the Company received a second demand letter by a different purported stockholder of the Company. The demand letter alleges, among other things, that the Company failed to disclose material information regarding the Business Combination Agreement and the Transactions. The demand letter provides that the stockholder reserves all rights, including the right to file a complaint in connection with the Business Combination Agreement and the Transactions.

Additional potential plaintiffs may file lawsuits challenging the Business Combination Agreement. The outcome of any future litigation is uncertain. Such litigation, if not resolved, could prevent or delay consummation of the Transactions contemplated by Business Combination Agreement and result in substantial costs to the Company, including any costs associated with the indemnification of directors and officers.

On February 1, 2023, the Company received a written notice (the “Notice”) from the staff of NYSE Regulation of the New York Stock Exchange (“NYSE”) indicating that the Company is not currently in compliance with Section 1003(b)(i)(B) of the NYSE American LLC (“NYSE American”) Company Guide (the “Company Guide”), which requires the Company to maintain a minimum of 300 public shareholders on a continuous basis. On March 2, 2023, the Company delivered a business plan to the NYSE American outlining how the Company intends to cure the deficiency and comply with the NYSE American continued listing requirement. The Company can avoid delisting if, by August 1, 2024, our securities are owned by at least 300 public stockholders. The Company expects that upon completion of an initial business combination we will have at least 300 public stockholders.

The Company’s ordinary shares, warrants and units, which trade under the symbols “GLTA.U,” “GLTA” and “GLTA WS,” respectively, will continue to be listed and traded on the NYSE American during the cure period, subject to the Company’s compliance with the NYSE American’s other applicable continued listing standards, and will bear the indicator “.BC” on the consolidated tape to indicate noncompliance with the NYSE American’s continued listing standards.